INCOME TAXES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Federal	$ 122,715	$ 2,016,441	$ 498,435	$ 217,571
State	29,933	493,207	68,861	27,787
Adjustment to prior years provision versus statutory tax returns	6,827		273,994
Total current expense:	159,475	2,509,648	841,290	245,358
Federal	184,510	(635,630)	(1,354,696)	(990,452)
State	39,554	(178,193)	(389,828)	(350,374)
Change in unrecognized deductible temporary differences			1,274,166	1,340,826
Total deferred (benefit):	224,064	(813,823)	(470,358)
Total income tax expense:	$ 383,539	$ 1,695,825	$ 370,932	$ 245,359